Warrants (Tables)	12 Months Ended
Dec. 31, 2025
Warrants [Abstract]
Schedule of Fair Value of Investor Warrants

The fair value of the Investor Warrants was determined using a binomial option pricing model with the following inputs:

	As of October 14, 2025	As of December 31, 2025
Stock price	$1.59	$1.06
Exercise price	$2.00	$2.00
Expected term	2.5 years	1.93 years
Risk-free rate	3.49%	3.48%
Expected volatility	58.80%	58.10%
Dividend rate	0.00%	0.00%
Dilution factor	1	1
Fair value per share	$0.498	$0.153